SELLING, GENERAL AND ADMINISTRATIVE EXPENSES - TAX AUDIT SETTLEMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of products and services [line items]
Selling, general and administrative expenses - tax audit settlement gross	$ 5,442
Patent dividend scheme amount	3,863
R&D tax credits	75
Interest credits	1,000
Penalties income	273
Provision	400
Selling, general and administrative expenses - tax audit settlement	5,042
Darnick Company [Member]
Disclosure of products and services [line items]
Payments for CEO Services	1,231
Contribution amount in settlement	$ 1,231